Consolidated Statements of Comprehensive Income - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ 2,877.1	$ 3,320.5
Commodity derivative losses	(61.0)	(56.4)
Other loss	(159.9)	(143.5)
Revenue and other income	2,656.2	3,120.6
EXPENSES
Operating	727.6	853.8
Purchased product	25.4	24.0
Transportation	123.7	131.7
General and administrative	91.9	121.9
Interest costs incurred	170.4	163.7
Interest	146.8	184.4
Foreign exchange (gain) loss	(61.1)	18.7
Share-based compensation	24.9	46.0
Depletion, depreciation, amortization and impairment	2,713.3	5,284.7
Accretion and financing	32.4	31.5
Total Expenses	3,848.5	6,676.0
Net income (loss) before tax	(1,192.3)	(3,555.4)
Deferred tax expense (recovery):
Current	0.4	0.3
Deferred	(159.4)	(938.8)
Net income (loss)	(1,033.3)	(2,616.9)
Items that may be subsequently reclassified to profit or loss
Foreign currency translation of foreign operations	(96.2)	239.5
Comprehensive income (loss)	$ (1,129.5)	$ (2,377.4)
Net income (loss) per share
Basic (in cad per share)	$ (1.89)	$ (4.77)
Diluted (in cad per share)	$ (1.89)	$ (4.77)
Oil and gas sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ 3,336.0	$ 3,887.5
Purchased product sales
REVENUE AND OTHER INCOME
Revenue from contracts with customers	23.9	25.4
Royalties
REVENUE AND OTHER INCOME
Revenue from contracts with customers	$ (482.8)	$ (592.4)